Long-term related party debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Amounts outstanding under credit facilities
As of December 31, 2013 and 2012, the Company had the following amounts of related party debt outstanding:

(In US$ millions)	2013	2012
$1,500 facility	643.5	831.7
$1,200 facility	90.5	111.1
$109.5 vendor financing facility	109.5	—
$550 facility	440.0	508.5
$440 facility	178.6	100.5
$1,121 facility	472.6	524.2
Sub-total long-term related party debt	1,934.7	2,076.0
$229.9 discount note	229.9	—
$70.0 discount note	70.0	—
Total related party debt	2,234.6	2,076.0
Less: current portion	(108.3)	(339.0)
Long-term portion of related party debt	2,126.3	1,737.0

Maturities of outstanding debt
The outstanding debt as of December 31, 2013 is repayable as follows:

(In US$ millions)	Year ending December 31,
2014	108.3
2015	465.8
2016	476.4
2017	136.1
2018	17.0
2019 and thereafter	1,031.0
Total related party debt	2,234.6